Share Capital - Basic and Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Aurora Mobile Limited’s shareholders	¥ (66,197)	$ (9,627)	¥ (90,291)	¥ (61,382)
Accretion of contingently redeemable convertible preferred shares	(24,094)	(3,504)	(26,391)	(12,427)
Net loss attributable to common shareholders	(90,291)	(13,131)	¥ (116,682)	¥ (73,809)
Shares used in net loss per share computation:
Common shares - basic and diluted			42,666,670	42,666,670
Common shares - basic and diluted | ¥ / shares			¥ (2.73)	¥ (1.73)
Class A Common Shares
Numerator:
Net loss attributable to Aurora Mobile Limited’s shareholders	(46,606)	(6,779)
Accretion of contingently redeemable convertible preferred shares	(16,963)	(2,467)
Net loss attributable to common shareholders	¥ (63,569)	$ (9,246)
Shares used in net loss per share computation:
Common shares - basic and diluted	40,441,999	40,441,999
Common shares - basic and diluted | (per share)	¥ (1.57)	$ (0.23)
Class B Common Shares
Numerator:
Net loss attributable to Aurora Mobile Limited’s shareholders	¥ (19,591)	$ (2,848)
Accretion of contingently redeemable convertible preferred shares	(7,131)	(1,037)
Net loss attributable to common shareholders	¥ (26,722)	$ (3,885)
Shares used in net loss per share computation:
Common shares - basic and diluted	17,000,189	17,000,189
Common shares - basic and diluted | (per share)	¥ (1.57)	$ (0.23)